FINANCIAL AND NON-FINANCIAL RISK MANAGEMENT - Schedule of Financial Assets Subject to Offsetting (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Financial Assets Subject to Offsetting [Abstract]
Gross amounts recognized financial assets	S/ 9,723,485	S/ 8,935,779
Net of financial assets presented in the consolidated statements of financial position	9,723,485	8,935,779
Related amounts not offset in the consolidated statement of financial position, Financial instruments	(6,152,652)	(6,470,118)
Related amounts not offset in the consolidated statement of financial position, Cash collateral received	(450,708)	(56,766)
Net amount	3,120,125	2,408,895
Receivables from derivatives
Financial Assets Subject to Offsetting [Abstract]
Gross amounts recognized financial assets	1,231,865	904,791
Net of financial assets presented in the consolidated statements of financial position	1,231,865	904,791
Related amounts not offset in the consolidated statement of financial position, Financial instruments	(499,494)	(310,932)
Related amounts not offset in the consolidated statement of financial position, Cash collateral received	(438,073)	(37,615)
Net amount	294,298	556,244
Cash collateral, reverse repurchase agreements and securities borrowing
Financial Assets Subject to Offsetting [Abstract]
Gross amounts recognized financial assets	2,177,200	1,033,177
Net of financial assets presented in the consolidated statements of financial position	2,177,200	1,033,177
Related amounts not offset in the consolidated statement of financial position, Financial instruments	(350,854)	0
Related amounts not offset in the consolidated statement of financial position, Cash collateral received	(12,635)	(19,151)
Net amount	1,813,711	1,014,026
Investments at fair value through other comprehensive income and amortized cost pledged as collateral
Financial Assets Subject to Offsetting [Abstract]
Gross amounts recognized financial assets	6,314,420	6,997,811
Net of financial assets presented in the consolidated statements of financial position	6,314,420	6,997,811
Related amounts not offset in the consolidated statement of financial position, Financial instruments	(5,302,304)	(6,159,186)
Related amounts not offset in the consolidated statement of financial position, Cash collateral received	0	0
Net amount	S/ 1,012,116	S/ 838,625